Investment Strategy - International Developed Markets Select Equity ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Portfolio invests primarily in companies based in developed markets outside the United States. Harding Loevner, the
Portfolio’s investment adviser, undertakes fundamental research in an effort to identify companies that are well managed, financially sound, fast growing, and strongly competitive, and whose shares are reasonably priced relative to estimates of their value. To reduce its volatility, the Portfolio is diversified across dimensions of geography, industry, currency, and market capitalization. The Portfolio normally holds investments across at least 10 countries.
Factors bearing on whether a company is considered to be “based” in a developed market outside the United States may include: (1) it is legally domiciled in a developed market outside the United States; (2) it conducts at least 50% of its business, as measured by the location of its sales, earnings, assets, or production, in a developed market outside the United States; or (3) it has the principal exchange listing for its securities in a developed market outside the United States.
The Portfolio will normally invest broadly in equity securities of companies domiciled in countries included in the MSCI World ex US Index. The MSCI World ex US Index includes stocks from 22 developed markets in Canada, Europe, Australasia, and the Far East. At least 65% of the Portfolio’s total assets will be denominated in at least three currencies other than the U.S. dollar. For purposes of compliance with this restriction, American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”), and European Depositary Receipts (“EDRs”) will be considered to be denominated in the currency of the country where the securities underlying the depositary receipts are principally traded.
The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based in developed markets outside the United States, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest. The Portfolio also may invest in securities of U.S. companies that derive, or are expected to derive, a significant portion of their revenues from their foreign operations, although under normal circumstances not more than 15% of the Portfolio’s total assets will be invested in securities of U.S. companies.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	The Portfolio invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks, preferred stocks, rights, and warrants issued by companies that are based in developed markets outside the United States, securities convertible into such securities (including depositary receipts), and investment companies that invest in the types of securities in which the Portfolio would normally invest.